Convertible Secured Notes Payable (Details 3) (USD $)	5 Months Ended
Dec. 31, 2014
Original Value	$ 2,078,000
Adjustment to fair value, Conversion Feature, August 14, 2014	(724,000)
Conversion of convertible secured notes	(104,000)
Adjustment to fair value	(848,000)
Ending balance	402,000
Embedded Note Conversion Feature [Member]
Original Value	828,000
Adjustment to fair value, Conversion Feature, August 14, 2014	(724,000)
Conversion of convertible secured notes	(104,000)
Adjustment to fair value
Ending balance
Warrant Liability [Member]
Original Value	1,250,000
Adjustment to fair value, Conversion Feature, August 14, 2014
Conversion of convertible secured notes
Adjustment to fair value	848,000
Ending balance	$ 402,000